Perritt Funds, Inc.

Perritt MicroCap Opportunities Fund (PRCGX)

August 3, 2018

Supplement dated August 3, 2018 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information, each dated February 28, 2018

Change Portfolio Manager

Effective July 30, 2018, Michael Corbett assumed sole responsibility for the day-to-day management of the portfolio of the Perritt MicroCap Opportunities Fund.  Prior to that date, Mr. Corbett shared portfolio management duties with George Metrou.  All references to George Metrou are hereby deleted from the Summary Prospectus, the Statutory Prospectus, and the Statement of Additional Information.  Mr. Corbett has been a portfolio manager of the Perritt MicroCap Opportunities Fund since 1996.

If you have any questions, please call the Perritt Funds at 1-800-332-3133 (toll free).

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Please retain this Supplement for future reference.